UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                05/11/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        102
Form 13F Information Table Value Total:             $1,127,303,829


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                               PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101  18,140,835    548,175  SH          SOLE                 548,175
AFLAC INC                     COM             001055102     268,650      5,090  SH          SOLE                   5,090
AKAMAI TECHNOLOGIES INC       COM             00971T101     119,852      3,154  SH          SOLE                   3,154
AMERICAN  EXPRESS CO          COM             025816109     305,281      6,754  SH          SOLE                   6,754
AMERICAN  TOWER CORP          CL A            029912201  50,801,870    980,354  SH          SOLE                 980,354
AMGEN INC                     COM             031162100     314,927      5,892  SH          SOLE                   5,892
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   8,976,597    157,016  SH          SOLE                 157,016
APPLE INC                     COM             037833100  36,999,299    106,165  SH          SOLE                 106,165
AUTODESK INC                  COM             052769106   3,766,452     86,449  SH          SOLE                  86,449
AUTOMATIC DATA PROCESSING IN  COM             053015103     236,590      4,611  SH          SOLE                   4,611
BANK OF AMERICA CORPORATION   COM             060505104     305,297     22,903  SH          SOLE                  22,903
BARD C R  INC                 COM             067383109  46,322,047    466,702  SH          SOLE                 466,702
BAXTER INTL INC               COM             071813109  23,848,407    443,537  SH          SOLE                 443,537
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702  39,896,946    477,073  SH          SOLE                 477,073
BEST BUY INC                  COM             086516101     256,269      8,923  SH          SOLE                   8,923
CELGENE CORP                  COM             151020104     269,221      4,676  SH          SOLE                   4,676
CHEVRON CORP NEW              COM             166764100  19,260,258    179,195  SH          SOLE                 179,195
CISCO SYS INC                 COM             17275R102     257,977     14,956  SH          SOLE                  14,956
CITRIX SYS INC                COM             177376100     491,815      6,695  SH          SOLE                   6,695
COCA COLA CO                  COM             191216100     432,470      6,519  SH          SOLE                   6,519
COLGATE PALMOLIVE CO          COM             194162103       7,160         89  SH          SOLE                      89
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204   2,494,341     39,738  SH          SOLE                  39,738
CORELOGIC INC                 COM             21871D103  12,249,810    662,124  SH          SOLE                 662,124
COSTCO WHSL CORP NEW          COM             22160K105     265,638      3,623  SH          SOLE                   3,623
CSX CORP                      COM             126408103     384,983      4,898  SH          SOLE                   4,898
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104   2,397,033     60,076  SH          SOLE                  60,076
DISNEY WALT CO                COM DISNEY      254687106  25,568,055    593,364  SH          SOLE                 593,364
DOLLAR GEN CORP NEW           COM             256677105  18,031,830    575,178  SH          SOLE                 575,178
E M C CORP MASS               COM             268648102     560,549     21,105  SH          SOLE                  21,105
ECOLAB INC                    COM             278865100   5,162,123    101,277  SH          SOLE                 101,277
EL PASO CORP                  COM             28336L109     633,600     35,200  SH          SOLE                  35,200
EXPRESS SCRIPTS INC           COM             302182100     300,572      5,405  SH          SOLE                   5,405
EXXON MOBIL CORP              COM             30231G102  50,215,868    596,916  SH          SOLE                 596,916
FEDEX CORP                    COM             31428X106  33,444,238    357,502  SH          SOLE                 357,502
FIRST  AMERN FINL CORP        COM             31847R102  21,650,488  1,314,070  SH          SOLE               1,314,070
FOSTER WHEELER AG             COM             H27178104   4,667,212    124,998  SH          SOLE                 124,998
GENERAL  DYNAMICS CORP        COM             369550108     263,752      3,462  SH          SOLE                   3,462
GILEAD SCIENCES INC           COM             375558103     300,348      7,072  SH          SOLE                   7,072
GOLDMAN SACHS GROUP INC       COM             38141G104     249,002      1,570  SH          SOLE                   1,570
GOOGLE INC                    CL A            38259P508  12,080,881     20,589  SH          SOLE                  20,589
HEWLETT PACKARD CO            COM             428236103  30,442,150    743,027  SH          SOLE                 743,027
HOLOGIC INC                   COM             436440101     513,930     23,150  SH          SOLE                  23,150
HOME DEPOT INC                COM             437076102     398,766     10,760  SH          SOLE                  10,760
INTEL CORP                    COM             458140100  14,582,812    722,615  SH          SOLE                 722,615
ISHARES  TR                   RUSSELL1000GRW  464287614   1,812,588     29,975  SH          SOLE                  29,975
JACOBS ENGR GROUP INC DEL     COM             469814107  17,416,648    339,416  SH          SOLE                 339,416
JOHNSON & JOHNSON             COM             478160104  18,791,894    317,154  SH          SOLE                 317,154
JOY GLOBAL INC                COM             481165108  22,293,414    225,619  SH          SOLE                 225,619
JPMORGAN CHASE & CO           COM             46625H100     221,695      4,809  SH          SOLE                   4,809
LEGG MASON INC                COM             524901105     392,913     10,833  SH          SOLE                  10,833
LENDER PROCESSING SVCS INC    COM             52602E102     248,972      8,434  SH          SOLE                   8,434
LOWES COS INC                 COM             548661107  23,261,693    880,156  SH          SOLE                 880,156
MANPOWER INC                  COM             56418H100     178,265      2,835  SH          SOLE                   2,835
MARATHON OIL CORP             COM             565849106     195,328      3,664  SH          SOLE                   3,664
MASTERCARD INC                CL A            57636Q104   3,453,095     13,718  SH          SOLE                  13,718
MAXIM INTEGRATED PRODS INC    COM             57772K101  20,978,197    820,783  SH          SOLE                 820,783
MCDONALDS CORP                COM             580135101     235,879      3,100  SH          SOLE                   3,100
MEDTRONIC INC                 COM             585055106     381,183      9,687  SH          SOLE                   9,687
MICROCHIP TECHNOLOGY INC      COM             595017104   5,261,642    139,345  SH          SOLE                 139,345
MICROSOFT CORP                COM             594918104  39,410,585  1,552,146  SH          SOLE               1,552,146
MORGAN STANLEY                COM NEW         617446448     191,240      7,000  SH          SOLE                   7,000
NETAPP INC                    COM             64110D104   2,667,831     54,990  SH          SOLE                  54,990
NEWS CORP                     CL A            65248E104  15,859,885    902,155  SH          SOLE                 902,155
NIKE INC                      CL B            654106103     263,436      3,480  SH          SOLE                   3,480
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103   5,655,448    126,473  SH          SOLE                 126,473
NOVARTIS A G                  SPONSORED ADR   66987V109  14,032,174    258,165  SH          SOLE                 258,165
NVIDIA  CORP                  COM             67066G104     272,525     14,763  SH          SOLE                  14,763
OMNICOM GROUP INC             COM             681919106  47,372,933    966,354  SH          SOLE                 966,354
ORACLE CORP                   COM             68389X105  40,343,506  1,206,746  SH          SOLE               1,206,746
PAYCHEX INC                   COM             704326107  41,156,464  1,311,651  SH          SOLE               1,311,651
PEOPLES UNITED FINANCIAL INC  COM             712704105   3,075,159    241,948  SH          SOLE                 241,948
PEPSICO INC                   COM             713448108  37,507,811    582,329  SH          SOLE                 582,329
PETSMART INC                  COM             716768106   4,109,381    100,612  SH          SOLE                 100,612
POLYCOM INC                   COM             73172K104   4,295,202     82,839  SH          SOLE                  82,839
PRAXAIR INC                   COM             74005P104  17,758,608    174,795  SH          SOLE                 174,795
PRICE T ROWE GROUP INC        COM             74144T108     448,999      6,760  SH          SOLE                   6,760
PROCTER & GAMBLE CO           COM             742718109  13,856,721    224,941  SH          SOLE                 224,941
QUALCOMM INC                  COM             747525103  33,102,997    603,760  SH          SOLE                 603,760
ROCKWELL COLLINS INC          COM             774341101  16,448,020    253,710  SH          SOLE                 253,710
SBA COMMUNICATIONS CORP       COM             78388J106   6,459,933    162,317  SH          SOLE                 162,317
SEI INVESTMENTS CO            COM             784117103     226,195      9,508  SH          SOLE                   9,508
ST JOE CO                     COM             790148100     485,966     22,241  SH          SOLE                  22,241
ST JUDE MED INC               COM             790849103  22,266,851    436,271  SH          SOLE                 436,271
STAPLES INC                   COM             855030102     164,487      8,470  SH          SOLE                   8,470
STERICYCLE INC                COM             858912108       1,507         17  SH          SOLE                      17
SYSCO CORP                    COM             871829107   3,849,549    137,969  SH          SOLE                 137,969
TARGET CORP                   COM             87612E106  14,151,018    282,932  SH          SOLE                 282,932
THERMO FISHER SCIENTIFIC INC  COM             883556102  41,447,470    746,172  SH          SOLE                 746,172
TIFFANY & CO NEW              COM             886547108     217,498      3,540  SH          SOLE                   3,540
TOLL BROTHERS INC             COM             889478103   4,035,436    204,851  SH          SOLE                 204,851
TRANSDIGM GROUP INC           COM             893641100   2,303,435     27,837  SH          SOLE                  27,837
UNILEVER N V                  N Y SHS NEW     904784709       7,662        244  SH          SOLE                     244
UNION PAC CORP                COM             907818108   9,954,831    101,239  SH          SOLE                 101,239
UNITED PARCEL SERVICE INC     CL B            911312106     415,449      5,590  SH          SOLE                   5,590
UNITED TECHNOLOGIES CORP      COM             913017109  15,317,253    180,955  SH          SOLE                 180,955
VERIZON COMMUNICATIONS INC    COM             92343V104     282,768      7,337  SH          SOLE                   7,337
VISA INC                      COM CL A        92826C839  30,854,780    419,112  SH          SOLE                 419,112
WAL MART STORES INC           COM             931142103     409,634      7,870  SH          SOLE                   7,870
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103   2,770,535    122,492  SH          SOLE                 122,492
WELLS FARGO & CO NEW          COM             949746101  29,851,857    941,405  SH          SOLE                 941,405
WESTERN  DIGITAL CORP         COM             958102105     354,292      9,501  SH          SOLE                   9,501
YUM BRANDS INC                COM             988498101     386,891      7,530  SH          SOLE                   7,530